Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

(a) Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) assuming the Company will continue as a going concern. The going concern assumption contemplates the realization of assets and satisfaction of liabilities in the normal course of business. However, substantial doubt about the Company’s ability to continue as a going concern exists.

Going concern

(b) Going concern

For the year ended December 31, 2025, the Company had a net working capital deficiency of RMB82.9 million, incurred a net loss of RMB338.0 million, and net cash used in operating activities of RMB277.6 million. The Company had an accumulated deficit of RMB2.17 billion, and cash and cash equivalents of RMB21.1 million. The Company will require additional liquidity to continue its operations over the next 12 months.

The Company is evaluating strategies to obtain the required additional funding for future operations. These strategies may include, but are not limited to, obtaining equity financing, issuing debt or entering into other financing arrangements, obtaining agreements with the existing investors to extend the due dates for outstanding debt and the redemption dates of redeemable equity securities. The Company’s shareholder has committed to support the Company’s operation in cash and started to fund the Company for a minimum period of twelve months from the date of this report in terms of improving cash position. In addition, the Company plans to diversify revenue streams and implement cost saving measures to grow revenues and decrease expenses. However, the Company may be unable to access further equity or debt financing when needed. As such, there can be no assurance that the Company will be able to obtain additional liquidity when needed or under acceptable terms, if at all.

The consolidated financial statements do not include any adjustments to the carrying amounts and classification of assets, liabilities, and reported expenses that may be necessary if the Company were unable to continue as a going concern.

Principles of Consolidation

(c) Principles of Consolidation

The consolidated financial statements include the unaudited condensed financial statements of the Company and its subsidiaries, which include the Hong Kong-registered entities, and PRC-registered entities directly or indirectly owned by the Company. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation. The results of subsidiaries acquired or disposed of are recorded in the unaudited condensed consolidated (loss)/income statements from the effective date of acquisition or up to the effective date of disposal, as appropriate.

A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meetings of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders.

Use of Estimates

(d) Use of Estimates

The preparation of the consolidated financial statements in accordance with U.S GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet dates, and the reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes.

Estimates are used for, but not limited to, valuation allowance for deferred tax assets, assessment for impairment of goodwill, long-lived assets and long-term investments, allowance for credit loss, lower of cost and net realizable value of inventories, useful lives of property, plant and equipment and intangible assets, commitments and contingencies, the fair values of financial instruments including digital assets for which the fair value measurement involves significant estimates and judgments based on quoted market prices at each reporting date, redeemable convertible preferred shares, convertible loans, warrant liabilities, the option liability, the shareholders’ loans, the share-based compensation, the fair value of contingent consideration, the purchase price allocation with respect to business combinations, and the fair value of ordinary shares to determine fair value of share options. Incremental borrowing rate of leases, and the length of lease terms which vary and often include renewal options, are important factor in determining the appropriate accounting for leases including the initial classification of the lease as finance (referred to as “capital leases” prior to the adoption of Accounting Standards Update (“ASU”) No. 2016-02, Leases (ASC 842)) or operating and the recognition of rent expense over the duration of the lease.

In accordance with ASC 250, the changes in estimates will be recognized in the same period of changes in facts and circumstances. The Company bases its estimates on past experiences and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Foreign Currency and foreign currency translation

(e) Foreign Currency and foreign currency translation

The Company’s reporting currency is Renminbi (“RMB”). The functional currency of the Company’s entities incorporated in Cayman Islands is U.S. dollars (“US$”), and that of the Company’s entities incorporated in Hong Kong is H.K dollars (“HK$”). The Company’s PRC subsidiaries and consolidated VIEs determined their functional currency to be Renminbi (“RMB”).

Transactions denominated in currencies other than functional currency are translated into functional currency at the exchange rates quoted by authoritative banks prevailing at the dates of the transactions. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded as “Foreign currency exchange gain/(loss), net” in the consolidated statements of operations and comprehensive loss.

The consolidated financial statements of the Company are translated from the respective functional currencies into RMB. Assets and liabilities are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the periodic average exchange rates. The resulting foreign currency translation adjustments are recorded in accumulated other comprehensive loss as a component of shareholders’ equity.

Convenience translation

(f) Convenience translation

Translations of the consolidated financial statements from RMB into US$ for the year ended December 31, 2025 are solely for the convenience of the readers and were calculated at the rate of US US$1.00=RMB6.9931, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York on December 31, 2025. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2025, or at any other rate.

The US$ convenience translation is not required under U.S. GAAP and all US$ convenience translation amounts in the accompanying consolidated financial statements are unaudited.

Commitments and Contingencies

(g) Commitments and Contingencies

In the normal course of business, the Company is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations, shareholder lawsuits, and non-income tax matters. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed.

Cash and Cash Equivalents

(h) Cash and Cash Equivalents

The Company considers all highly liquid investments with a maturity of three months or less, when purchased, to be cash equivalents. As of December 31, 2024 and 2025, cash and cash equivalents consist of cash on hand, cash at bank, demand deposits placed with commercial banks that are readily convertible to known amounts of cash, and certain amounts held in accounts managed by other financial institutions in connection with the provision of online and mobile commerce and related services. The cash and cash equivalents are held with reputable bank and financial institution counterparties.

	As of December 31,
	2024	2025
	RMB	RMB
Cash on hand	-	-
Cash balances include deposits in:
Financial institutions in Chinese mainland
—Denominated in the US$	909	666
—Denominated in the RMB	2,945,163	7,464,415
Total cash balances held at the PRC financial institutions	2,946,072	7,465,081

Financial institutions in Hong Kong
—Denominated in the US$	57,595,332	12,186,911
—Denominated in the HK$	384,906	1,464,901
—Denominated in the RMB	1,549	1,508
Total cash balances held at Hong Kong financial institutions	57,981,787	13,653,320
Financial institutions in the United States
—Denominated in the US$	24,123	85
Total cash balances held at United States financial institutions	24,123	85
Online and mobile financial institutions in Chinese mainland
Denominated in the RMB	4,428	1,085
Online and mobile financial institutions in Hong Kong
Denominated in the HK$	746	1,635
Total cash and cash equivalents held at online and mobile financial institutions	5,174	2,720

Total cash and cash equivalent balances held at financial institutions	60,957,156	21,121,206

Total cash and cash equivalent balances	60,957,156	21,121,206

Short-term Investment

(i) Short-term Investment

Short-term investment represents the Company’s investments in financial products managed by financial institutions which are redeemable at the option of the Company on any working day or have the original maturities of less than twelve months. The Company measures the short-term investments at fair value using the quoted prices or redemption prices provided by financial institutions at the end of each reporting period, with unrealized holding gains or losses, net of the related tax effect, excluded from earnings and recorded as a separate component of accumulated other comprehensive loss until realized. Realized gains or losses from the sale of short-term investments are determined on a specific identification basis and are recorded as gain on short-term investments when earned in the consolidated statements of operations and comprehensive loss.

Contract Balances

(j) Contract Balances

The timing of revenue recognition, billings and cash collections result in accounts receivable, net and contract liabilities. A contract liability is recognized when the Company has an obligation to transfer goods or services to a customer for which the Company has received consideration from the customer, or for which an amount of consideration is due from the customer.

Accounts receivable, net are recognized in the period when the Company has transferred products or provided services to its customers and when its right to consideration is unconditional. Amounts collected on accounts receivable, net are included in net cash provided by operating activities in the consolidated statement of cash flows. In evaluating the collectability of receivable balances, the Company considers specific evidence including aging of the receivable, the customer’s payment history, its current credit worthiness and current economic trends. The Company makes a specific allowance if there is strong evidence indicating that an account receivable is likely to be unrecoverable, accounts receivable, net are written off after all collection efforts have been ceased. The Company does not have any off-balance sheet credit exposure related to its customers.

Inventories

(k) Inventories, net

Inventories primarily consist of finished goods. Inventory costs include the purchase price and other expenditures that are directly attributable to bringing the inventories to their present location and condition. The Company’s inventories mainly contain convenience food products.

For convenience food products, cost of inventory is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving merchandise and damaged goods, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. The Company takes ownership, risks and rewards of the products purchased. Write-downs are recorded in “cost of revenues” in the consolidated statements of operations and comprehensive loss.

Long-term investments

(l) Long-term investments

The Company’s long-term investments include equity investments without readily determinable fair value.

The Company measures the equity investment without readily determinable fair value at cost and adjusts for changes resulting from impairments and observable price changes in orderly transactions for identical or similar securities of the same issuer. The Company considers information in periodic financial statements and other documentation provided by the investees to determine whether observable price changes have occurred.

The Company makes a qualitative assessment considering impairment indicators to evaluate whether the equity investment without a readily determinable fair value is impaired at each reporting period. The Company also writes down to its fair value if a qualitative assessment indicates that the investment is impaired and that the fair value of the investment is less than its carrying value. If an equity investment without a readily determinable fair value is impaired, the Company includes an impairment loss in net income equal to the difference between the fair value of the investment and its carrying amount.

Impairment of long-term investments recognized for the years ended December 31, 2023, 2024 and 2025 was RMB8,288,296, RMB5,645,887 and RMB8,490,163 respectively. (note 8)

Property, plant and equipment, net

(m) Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation and any recorded impairment.

Depreciation on property, plant and equipment is calculated on the straight-line method over the estimated useful lives of the assets as follows:

Operating equipment	3-5 years
Electronic equipment	3 years
Office equipment and other	3 years
Leasehold improvements	Shorter of 2-3 years or lease term

Expenditures for repairs and maintenance are expensed as incurred, whereas the costs of renewals and betterment that extends the useful lives of property, plant and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in “cost of revenues, sales and marketing expenses, general and administrative expenses” in the consolidated statements of operations and comprehensive loss.

Intangible Assets, net

(n) Intangible Assets, net

Intangible assets represent franchise agreements, customer relationships and brand name acquired through business combinations, which were initially recognized and measured at fair value upon acquisitions and are amortized on a straight-line basis over respective estimated useful life of 1.5-11 years.

Impairment of Long-lived Assets other than Goodwill

(o) Impairment of Long-lived Assets other than Goodwill

The Company evaluates the recoverability of its long-lived assets, including property, plant and equipment and the intangible assets and for impairment whenever events or changes in circumstances indicate that the carrying amount of its asset may not be fully recoverable. When these events occur, the Company measures impairment by comparing the carrying amount of the assets to the estimated undiscounted future cash flows expected to result from the use of the asset and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the asset, the Company recognizes an impairment loss based on the excess of the carrying amount of the asset over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the asset when the market prices are not readily available. The adjusted carrying amount of the asset is the new cost basis and is depreciated over the asset’s remaining useful life. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities.

Impairment of intangible assets recognized for the years ended December 31, 2023, 2024 and 2025 was nil, RMB18,720,464 and RMB7,739,577 respectively. (note 10)

Goodwill

(p) Goodwill

Goodwill represents the excess purchase price over the estimated fair value of net assets acquired in a business combination.

Goodwill is not amortized but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. The Company first assesses qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. If the Company decides, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount. If the carrying amount of the reporting unit exceeds its fair value, an impairment loss equal to the difference will be recorded. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit. The Company performs goodwill impairment testing at the reporting unit level on December 31 annually and more frequently if indicators of impairment exist.

Digital Assets

(q) Digital Assets

The Company accounts for its digital assets, which are comprised solely of bitcoin, as indefinite-lived intangible assets in accordance with ASC 350, Intangibles—Goodwill and Other and ASU 2023-08. The Company’s digital assets are initially recorded at cost and subsequently measured at fair value as of each reporting period. The Company determines the fair value of its bitcoin in accordance with ASC 820, Fair Value Measurement, based on quoted (unadjusted) prices in an active cryptocurrency exchange, the active exchange that the Company has determined is its principal market for bitcoin (Level 1 inputs). Changes in fair value are recognized as incurred in the Company’s consolidated statements of operations and comprehensive loss, within “Unrealized loss on digital assets”, within operating expenses in the Company’s consolidated statement of operations and comprehensive loss.

Leases

(r) Leases

On January 1, 2022, the Company adopted Accounting Standards Codification Topic 842 (ASC 842), which requires that a lessee recognize in the consolidated balance sheet a lease liability and a corresponding Right-of-use assets, including for those leases that the Company currently classifies as operating leases. The Right-of-use assets and the lease liability was initially measured using the present value of the remaining lease payments. ASC 842 was implemented using a modified retrospective approach which resulted in no cumulative-effect adjustment in the opening balance of accumulated deficit as of January 1, 2022. As a result, the consolidated balance sheet prior to January 1, 2022 was not restated and continues to be reported under FASB ASC Topic 840, “Leases,” (“ASC 840”), which did not require the recognition of a Right-of-use assets or lease liability for operating leases. As permitted under ASC 842, the Company adopted the following practical expedients: (1) not to reassess whether an expired or non-lease contract that commenced before January 1, 2022 contained an embedded lease, (2) not to reassess the classification of existing leases, (3) not to determine whether initial direct costs related to existing leases should be capitalized under ASC 842.

The Company categorizes leases at their inception as either operating or finance leases. Lease agreements mainly cover offices, warehouses and equipment, most of these leases are operating leases; however, certain equipment from a third-party lessor are leased under finance leases. Leased assets pursuant to operating leases are included in operating lease Right-of-use assets (“ROU”), while leased assets pursuant to finance leases are included in property and equipment, net. The Company’s lease agreements do not contain any residual value guarantees, restrictions or covenants. The Company reviews all relevant contracts to determine if the contract contains a lease at its inception date. A contract contains a lease if the contract conveys to the Company the right to control the use of an underlying asset for a period of time in exchange for consideration. If the Company determines that a contract contains a lease, it recognizes, in the consolidated balance sheets, a lease liability and a corresponding Right-of-use assets on the commencement date of the lease. The lease liability is initially measured at the present value of the future lease payments over the lease term using the rate implicit in the lease or, if not readily determinable, the Company’s secured incremental borrowing rate. An operating lease Right-of-use assets is initially measured at the value of the lease liability minus any lease incentives and plus initial direct costs incurred and any prepaid rent.

As the rate implicit in the Company’s lease is not typically readily available, the lease liability is measured using the Company’s secured incremental borrowing rates, which is based on an internally developed yield curve using interest rates of debt issued with a similar risk profile as the Company and a duration similar to the lease term. Some of the Company’s lease contracts include options to extend or terminate the leases. Such options are accounted for only when it is reasonably certain that the Company will exercise the options. Lease cost is recognized on a straight-line basis over the lease term and is included in cost of revenues and general and administrative expenses in the Company’s consolidated statements of operations and comprehensive loss.

The Company’s operating leases contain both lease components and non-lease components. Non-lease components are distinct elements of a contract that are not related to securing the use of the underlying assets, such as common area maintenance and other management costs. As a practical expedient, the Company has elected that for all leases, where it is the lessee, not to separate non-lease components from lease components and instead to account for all lease and non-lease components associated with each lease as a single lease component.

The Company has elected not to recognize Right-of-use assets and lease liabilities for short-term leases (i.e. leases that, at the commencement date, have a lease term of 12 months or less and do not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise).

The Company’s subleases with escalated rent provisions are recognized on a straight-line basis commencing with the beginning of the lease term.

If the nature of a sublease is such that the original lessee is not relieved of the primary obligation under the original operating lease, the original lessee (as sublessor) shall account for both the original lease and the new lease as operating leases.

Warrant Liabilities

(s) Warrant Liabilities

The warrants to purchase redeemable convertible preferred shares at a future date are determined to be freestanding financial instruments that do not meet the criteria for equity classification in accordance with Accounting Standards Codification (ASC) 480, Distinguishing Liabilities from Equity and ASC 815, Derivatives and Hedging, and accordingly are accounted for as warrant liabilities on the consolidated balance sheets. At initial recognition, the Company measures the warrant liabilities at their estimated fair value in accordance with ASC 815. The warrant liabilities are subsequently remeasured to fair value at each reporting period, with the Company adjusting the carrying value utilizing the binomial option pricing model. Changes in the estimated fair value of the warrant liabilities are recognized in “changes in fair value of financial instruments” in the consolidated statement of operations and comprehensive loss in the period in which the changes occur, pursuant to the requirements of ASC 815.

Fair Value Measurements

(t) Fair Value Measurements

Fair value represents the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

Accounting guidance defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Accounting guidance establishes a three-level fair value hierarchy and requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs are:

Level 1	—	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2	—	Include other inputs that are directly or indirectly observable in the marketplace.
Level 3	—	Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Company primarily consist of cash and cash equivalents, restricted cash, accounts receivable, net, other receivables, deposits and amount due from suppliers included in prepayments and other current assets, long-term investments, other non-current assets, bank borrowings, accounts payable, amounts due to related parties, loans and other payables included in accrued expenses and other current liabilities, warrant liabilities, convertible loans and shareholder loans. Digital assets were measured at fair value using market price from active exchange and categorized in Level 1 of the fair value hierarchy. Warrant liabilities, an option liability and certain convertible loans elected fair value option were measured at fair value using unobservable inputs and categorized in Level 3 of the fair value hierarchy. As of December 31, 2024 and 2025, the carrying amount of other financial instruments approximated to their fair values due to the short-term maturity of these instruments.

The Company’s non-financial assets, such as goodwill, intangible assets, property, plant and equipment and inventories, would be measured at fair value only if they were determined to be impaired. For short-term borrowing and long-term bank borrowings, the fair value approximates their carrying value at the year-end as the fair value is estimated by used discounted cash flow, in which interest rates used to discount the bank loans approximate market rates.

Revenue recognition

(u) Revenue recognition

The Company’s revenue is recognized when control of the promised goods or service is transferred to the customer in an amount that reflects the consideration expected to receive in exchange for those goods or services, after considering estimated sales return allowances, and value added tax (“VAT”). The Company follows five steps for revenue recognition: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies a performance obligation.

Revenue is primarily derived from (i) online products sales to individual customers or small retailers through third-party E-commerce platforms (ii) offline products sales to various distributors, e.g. offline retail chains or supermarkets who then sell to end customers, (iii) advertising services to customers with well-known brand names in lifestyle-related industries.

The Company evaluates whether it is appropriate to record the gross amount of products sales and, advertising services and related costs or the net amount earned as commissions. When the Company is a principal, that the Company obtains control of the specified goods or services before they are transferred to the customers, revenue should be recognized in the gross amount of consideration to which it expects to be entitled in exchange for the specified goods or services transferred. When the Company is an agent and its obligation is to facilitate third parties in fulfilling their performance obligation of specified goods or services, revenue should be recognized in the net amount for the amount of commission which the Company earns in exchange for arranging for the specified goods or services to be provided by the third parties.

Product sales

The Company develops and sells the following types of products:

(i)	Own-branded ready to cook (“RTC”) products that can be consumed within 15-20 minutes with additional cooking preparation required;
(ii)	Own-branded ready to heat (“RTH”) products, typically pre-or-semi-cooked meals, which require some preparation ahead of serving;
(iii)	Ready to eat & plant base products (“RTE & Plant Base”) — typically pre-cooked meals that are ready to serve with minimal level of additional preparation, which includes the plant-based meal products; and
(iv)	Private label products with other third-party brand.

Each type of the products is distributed and promoted through omni channels (online and offline).

1) Online consumer product sales

The Company sells RTC, RTH, RTE & Plant Base and private label products to individual customers or small retailers through third-party E-commerce platforms. Revenues for online consumer products are recognized on a gross basis as the Company obtains control of the products before they are delivered to the customers.

When the Company sells RTC, RTH, RTE & Plant Base and private label products through third-party E-commerce platforms, the Company sets up online stores on platforms to sell the product to these individual customers or small retailers. These platforms provide services to support the operations of the online stores including processing sales orders and collecting payment from individual customers or small retailers. These platforms charge service fees based on the sales conducted through the online stores. The Company enters into sale contracts directly with individual customers or small retailers. These platforms do not take control of the goods or have sales contracts with individual customers or small retailers. The Company is responsible for fulfilling all obligations according to the sales contracts with end customers and small retailers, including delivering products, providing customer support and handling sales return. The Company also has discretion in setting the price charged on individual customers or small retailers. Accordingly, the Company determined that individual customers and small retailers (as opposed to the platforms) are the Company’s customers. The sales contracts with individual customers normally include a customer’s right to return products within seven days after receipt of goods.

In accordance with ASC 606-10-25-14 and ASC 606-10-25-19, the Company assesses the goods and services promised in the sales contracts and identifies performance obligations by evaluating whether the promised goods or services are distinct. A good or service is considered distinct if the customer can benefit from the good or service either on its own or together with other readily available resources, and the Company’s promise to transfer the good or service is separately identifiable from other promises in the contract. For online consumer product sales, the Company’s sole performance obligation is to provide the ordered RTC, RTH, RTE & Plant Base and private label products to customers. The operational support services provided by third-party E-commerce platforms and the Company’s incidental after-sales support are not distinct goods or services, as such services are integral to the Company’s core promise to transfer products and cannot be separately identified from the product sales in the context of the contract.

The transaction price for online consumer product sales is fixed, determined by the contracted unit price and sales quantity of the products. In scenarios where the Company separates one order into multiple deliveries, the total transaction price of the contract is allocated to each product delivery based on the relative standalone selling prices of the individual products, with the standalone selling price being the price at which the Company would sell the product separately to a similar customer in similar circumstances. Revenue is recognized at a point in time when the Company satisfies its performance obligation, which occurs upon delivery of the products to customers (i.e., when the customer obtains control of the products), with the allocated transaction price recognized as revenue for each corresponding product delivery when completed.

Estimated sales allowances for sales returns are made based on contractual return terms and historical return patterns, with the estimated variable consideration included in the transaction price only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the return is resolved. The Company records the estimated sales return allowance as a reduction of revenue and a corresponding liability. Discount coupons are recorded as a deduction of revenue when used by customers, and the Company does not issue any discount coupons concurrent with a sales transaction.

2) Offline consumer product sales

The Company primarily sells RTC, RTH, RTE & Plant Base, private label products and fresh products to various distributors, e.g. offline retail chains or supermarkets who then sell to end customers.

In accordance with ASC 606-10-25-14 and ASC 606-10-25-19, the Company assesses the promised goods in the sales contracts and concludes that the sole distinct performance obligation is to provide the contracted RTC, RTH, RTE & Plant Base, private label products and fresh products to distributors. The transaction price is fixed, determined by the contracted unit price and sales quantity of the products, with no additional variable consideration other than the standard product quality-related return provisions. Revenue is recognized at a point in time upon delivery of the products to the distributors’ warehouses (i.e., when the distributors obtain control of the products), as the Company’s performance obligation is satisfied at this point.

The Company recognize revenues from its own product vouchers, when they are redeemed by the customer. Product vouchers generally expire over a period of up to 12 months. The Company recognize breakage revenue, which is the amount of product vouchers that is not expected to be redeemed, when the likelihood of redemption is remote, in situations where the Company does not expect to be entitled to breakage, provided that there is no requirement for remitting balances to government agencies under unclaimed property laws. The Company reviews its breakage estimates at least annually based upon the latest available information regarding redemption and expiration patterns.

Advertising services

The Company provides advertising services to customers for promotion of their brands and products. These types of advertising services include production and online publishment of customized promotional videos.

In accordance with ASC 606-10-25-14 and ASC 606-10-25-19, the Company assesses the promised advertising services and concludes that the bundle of advertising services provided (including video production and online publication) represents a single performance obligation. The individual advertising services are not distinct in the context of the contract, as the services are highly interdependent and significantly modify one another—customers benefit from the integrated advertising solution rather than the individual service components on their own, and the Company’s promises to provide each service are not separately identifiable from one another.

The transaction price for advertising services is fixed, determined by the type and scope of advertising services contracted with customers. Revenue is recognized at a point in time when the Company satisfies its performance obligation, which occurs when the advertisement is published or the offline promotion activity is displayed, as the customer obtains control of the advertising services and receives the related benefits at this point.

Principal versus agent considerations

In accordance with ASC 606-10-55-37A and ASC 606-10-55-39, the Company evaluates the presentation of revenue on a gross versus net basis for all revenue types based on whether the Company controls the goods or services before transferring them to customers. The Company considers itself the principal for all product sales and advertising services transactions, and accordingly recognizes revenue on a gross basis.

For consumer product sales (online and offline), the Company controls the products before delivery to customers, bears the inventory risk of damage, loss and obsolescence during the holding period, and is the primary obligor responsible for providing qualified products to customers and fulfilling all contractual obligations (including product quality assurance and after-sales support). The Company also has full latitude in establishing selling prices to customers and selecting product suppliers, and directly negotiates and enters into sales contracts with customers as the primary contracting party.

For advertising services, the Company is the primary obligor responsible for fulfilling the promise to provide integrated advertising solutions to customers, leading the full service-delivery process from formulating customized advertising strategies and producing promotional content to executing online and offline advertising activities. The Company has discretion in setting the pricing of advertising services, resolves all in-execution service issues as the customer’s first point of contact, and bears the related service performance risks.

As the principal in all transactions, the Company recognizes revenue for the full amount of consideration to which it expects to be entitled in exchange for the goods or services provided, with third-party platform service fees (for online sales) and any other third-party service costs recorded as operating expenses in the corresponding period.

Reconciliation of contract balance

A receivable is recorded when the Company has an unconditional right to consideration. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due.

A contract asset is recorded when the Company has transferred products to the customer before payment is received or is due, and right to consideration is conditional on future performance or other factors in the contract.

Product sales to platform distributors, offline distributors and advertising services to corporate customers are on credit terms. Receivables are recorded when the Company recognizes revenue upon fulfilment of the performance obligations.

For products sales to individual customers or small retailers through third-party E-commerce platforms, those customers pay through the payment channels of the platforms before the Company delivers the products. The platforms will then transfer the payment (after deducting platform service charges) to the Company based on pre-agreed days after the Company delivers products, or when the customers confirm the receipts of products, whichever is earlier.

A contract liability is recorded when the obligation to transfer goods or service to a customer is not yet fulfilled but for which the Company has received consideration from the customer. (Note 26)

Practical Expedients

The Company applies the practical expedient to not disclose the value of unsatisfied performance obligations for contracts with an original expected duration of one year or less and contracts for which revenue is recognized at the amount to which the Company has the right to invoice services performed.

Payment terms with the customers require settlement within one year or less. The Company applies the practical expedient and does not adjust any of the transaction price for the time value of money. The Company generally expenses sales commissions when incurred because the amortization period would be one year or less. These costs are recorded within sales and marketing expenses.

Cost of Revenues	(v) Cost of Revenues Cost of revenues primarily consists of the purchase price of merchandise, lease costs, costs of publishing advertisement, personnel costs for cooking classes.
Fulfilment Expenses	(w) Fulfilment Expenses Fulfilment expenses relate to product delivery and packaging.
Sales and Marketing Expenses

(x) Sales and Marketing Expenses

Sales and marketing expenses mainly include app download promotion, social media platform and short video platform content marketing expenses, E-commerce platform promotion and channel promotion, including the commission of key opinion leader (“KOL”), payroll and related expenses for personnel engaged in sales and marketing activities, depreciation expenses relating to facilities and equipment used by those employees, lease costs of stores and facilities. The amount of advertising expenses incurred were RMB1.7 million, RMB1.2 million and RMB1.5 million for the years ended December 31, 2023, 2024 and 2025, respectively.

Research and development expenses

(y) Research and development expenses

Research and development expenses are primarily of expenses for consulting work performed by third party involved in the development of new products innovation. Research and development expenses are expensed as incurred.

General and Administrative Expenses

(z) General and Administrative Expenses

General and administrative expenses mainly consist of payroll and related costs for employees involved in general corporate functions, expenses associated with the use of facilities and equipment by these employees, such as operating lease and depreciation expenses, professional fees, information service fees, technical service fees, amortization expenses related to intangible assets acquired in business combinations, bank charges and other general corporate expenses.

Government grants

(aa) Government grants

Government grants are received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. During the years ended December 31, 2023, 2024 and 2025, the Company received financial subsidies of RMB0.1 million, RMB0.4 million and nil, respectively, from various local PRC government authorities. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. Such amounts are recorded in other income when received as the amount of the subsidies and the timing of payment are determined solely at the discretion of the relevant government authorities and there is no assurance that the Company will continue to receive any or similar subsidies in the future.

Share-based Compensation

(ab) Share-based Compensation

Share-based compensation expenses arise from share-based awards, mainly including share options and Restricted Shares awarded to employees, directors and other consultants in accordance with ASC 718 Stock Compensation. The Company follows ASC 718 to determine whether share option or Restricted Shares should be classified and accounted for as a liability award or equity award. All grants of share-based awards to employees, directors and other consultants classified as equity awards are recognized in the financial statements based on their grant date fair values which are calculated using an option pricing model. The Company classifies the share-based awards granted to employees, directors and other consultants as equity award, and has elected to recognize compensation expense on share-based awards with service condition on a graded vesting basis over the requisite service period, which is generally the vesting period.

For Restricted Shares awarded to employees, directors and other consultants, all ordinary shares (“Restricted Shares”) of the Company shall be subject to vesting conditions until the Restricted Shares become vested. The Restricted Shares were classified as equity awards under ASC 718 and are accounted for as share-based compensation based on the grant date fair value over the vesting period using graded vesting method.

For share options awarded to employees, directors and other consultants, the Company applies the Binominal option pricing model in determining the fair value of options granted under ASC 718. The Company has elected to account for forfeitures when they occur.

On each measurement date, the Company reviews internal and external sources of information to assist in the estimation of various attributes to determine the fair value of the share-based awards granted by the Company, including the fair value of the underlying shares, expected life and expected volatility. The Company is required to consider many factors and makes certain assumptions during this assessment. If any of the assumptions used to determine the fair value of the share-based awards change significantly in the future, share-based compensation expense may differ materially.

For share warrants granted under the 2025 Warrant Program (Note 21) that contain only market-based performance conditions, the Company accounts for such awards in accordance with ASC 718 Compensation—Stock Compensation. The fair value of these market-conditioned warrants is estimated at the grant date using the Black-Scholes option pricing model, with relevant valuation assumptions applied to reflect the market-based performance targets. Compensation expense is recognized based on the grant-date fair value, and no subsequent remeasurement is made for these equity-classified awards. Unlike service or non-market performance conditions, previously recognized compensation expense related to these warrants is not reversed if the market-based performance conditions are not satisfied, even if the targets are not met at the required measurement dates.

Employee Benefits

(ac) Employee Benefits

The full-time employees of the Company’s PRC subsidiaries and VIEs participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. The Company is required to accrue these benefits based on certain percentages of the qualified employees’ salaries and make contributions to the share based on the accrued amounts. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Company’s obligations are limited to the amounts contributed. The Company has no further payment obligation once the contributions have been paid. The total amounts for such employee benefits were RMB2.2 million, RMB2.0 million and RMB1.9 million for the years ended December 31, 2023, 2024 and 2025, respectively, and expensed in the period incurred.

Income Taxes

(ad) Income Taxes

The Company accounts for income taxes using the asset and liability method. Current income taxes are provided on the basis of income before income taxes for financial reporting purposes and adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and for operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax laws and rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in the consolidated statements of operations and comprehensive loss in the period that includes the enactment date. A valuation allowance is provided to reduce the amount of deferred income tax assets if based on the weight of available evidence, it is more likely than not that some portion, or all, of the deferred income tax assets will not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of futures profitability, the duration of statutory carry forward periods, the Company’s experience with operating loss and tax credit carry forwards, if any, not expiring.

The Company applies a “more-likely-than-not” recognition threshold in the evaluation of uncertain tax positions. The Company recognizes the benefit of a tax position in its consolidated financial statements if the tax position is “more-likely-than-not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more-likely-than-not” recognition threshold is measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. Unrecognized tax benefits may be affected by changes in interpretation of laws, rulings of tax authorities, tax audits, and expiry of statutory limitations. In addition, changes in facts, circumstances and new information may require the Company to adjust the recognition and measurement estimates regarding individual tax positions. Accordingly, unrecognized tax benefits are periodically reviewed and re-assessed. Adjustments, if required, are recorded in the Company’s consolidated financial statements in the period in which the change that necessities the adjustments occur. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in certain circumstances, a tax appeal or litigation process. The Company records interest and penalties related to unrecognized tax benefits (if any) in interest expenses and general and administrative expenses, respectively.

Concentration and Risk

(ae) Concentration and Risk

Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, accounts receivable, net, other receivables, short-term and long-term deposits, receivables of supplier rebates, prepayments and other receivables due from YJW and KeKe.

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents. The maximum exposure of such assets to credit risk is their carrying amount as at the balance sheet dates. As of December 31, 2025, cash and cash equivalents of RMB7,465,081 were deposited in financial institutions in the PRC, and each bank account is insured by the PRC government with the maximum limit of RMB500,000. To limit exposure to credit risk relating to deposits, the Company primarily places cash and cash equivalent with large financial institutions in China which management believes are of high credit quality and the Company also continually monitors their credit worthiness.

Accounts receivable, net, derived from product sales and provision of services on the Company’s E-commerce platforms and retail stores, as well as other receivables, deposits and other current assets (note 7), are exposed to credit risk. The assessment of the counterparties’ creditworthiness is primarily based on past history of making payments when due and current ability to pay, taking into account information specific to the counterparties as well as pertaining to the economic environment in which the counterparties operate. Based on this analysis, the Company determines what credit terms, if any, to offer to each counter party individually. If the assessment indicates a likelihood of collection risk, the Company will not deliver the services or sell the products to or through the counterparties or require the counterparties to pay cash in time to secure payment.

Concentration of customers and suppliers

One customer, one customer and two customers individually represent greater than 10.0% of total revenues of the Company for the years ended December 31, 2023, 2024 and 2025. The percentages of total revenues from each customer for the years ended December 31, 2023, 2024 and 2025 are as follows:

	For the Years Ended December 31,
	2023	2024	2025
	proportion of total revenues	proportion of total revenues	proportion of total revenues
Customer A	13.1%	22.1%	18.5%
Customer B	*	*	16.1%
*	Less than 10.0% of the Company’s revenue in the respective years.

Three customers represent greater than 10.0% of total accounts receivable, net balance of the Company as of December 31, 2024 and 2025, respectively. Accounts receivable, net balances from these customers are as follows:

	As of December 31,
	2024	2025
	proportion of total accounts receivable, net balance	proportion of total accounts receivable, net balance
Customer A	24.3%	*
Customer B	10.9%	17.1%
Customer C	14.6%	13.8%
Customer D	*	13.7%
Customer E	*	11.6%
*	Less than 10.0% of the Company’s accounts receivable, net in the respective years.

The Company conducts credit evaluations on its customers and generally does not require collateral or other security from such customers.

Three suppliers, two suppliers and two suppliers represent greater than 10.0% of total purchases for the years ended December 31, 2023, 2024 and 2025, respectively. The percentages of total purchases from each supplier for the years ended December 31, 2023, 2024 and 2025 are as follows:

	For the Years Ended December 31,
	2023	2024	2025
	proportion of total purchases	proportion of total purchases	proportion of total purchases

Supplier A	27.2%	21.8%	24.9%
Supplier B	19.9%	40.1%	54.9%
Supplier C	10.5%	*	*
*	Less than 10.0% of the Company’s purchase amounts in the respective years.

Although there is a limited number of providers of products, management believes that other providers could provide similar products on comparable terms. A change in suppliers, however, could cause negative impact on the business operation and a possible loss of sales, which would affect operating results adversely.

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of the Company’s financial instruments will fluctuate because of changes in market interest rates. The Company’s exposure to interest rate risk arises primarily from its cash and cash equivalents and borrowings.

The Company’s borrowings bear interests at fixed rates. Changes in market interest rates will not impact the Company’s interest expense or consolidated results of operations for the period, as the contractual interest rate is fixed for the term of the borrowings. If the Company were to renew these borrowings, the Company might be subject to interest rate risk.

Foreign currency exchange rate risk

In July 2005, the PRC government changed its decades-old policy of pegging the value of the RMB to the US$. Since June 2010, the RMB has fluctuated against the US$, at times significantly and unpredictably. It is difficult to predict how market forces or the government policy may impact the exchange rate between the RMB and the US$ in the future.

Loss per Share

(af) Loss per Share

Basic loss per share is computed by dividing net loss attributable to Class A ordinary shareholders, considering the accretions to redemption value of the preferred shares, by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net loss is not allocated to other participating securities when the participating securities do not have contractual obligations to share losses.

Class B ordinary shares of the Company were issued to the Founder, Ms. Norma Ka Yin Chu, which are not entitled to dividends and distributions of the Company, whereas any undistributed net loss is not allocated to Class B ordinary shares. Therefore, Class B ordinary shares are not participating securities.

The Company’s preferred shares are not participating securities as they do not participate in unallocated loss on an as-converted basis. The preferred shares do not have a contractual obligation to fund or otherwise absorb the Company’s losses. Accordingly, any undistributed net profit is allocated on a pro rata basis to the ordinary shares and preferred shares; whereas any undistributed net loss is allocated to ordinary shares only.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the conversion of the preferred shares using the as-converted method, and exercise of outstanding share option using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive.

Expected Credit Losses

(ag) Expected Credit Losses

In 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (ASC 326), which amends previously issued guidance regarding the impairment of financial instruments by creating an impairment model that is based on expected losses. The Company adopted ASC 326 on January 1, 2023 with no material impact on the consolidated financial statements.

The Company’s accounts receivable, other receivables, short-term and long-term deposits, receivables of supplier rebates, other receivables due from YJW and KeKe, and deposits for a potential acquisition are within the scope of ASC 326.09. The Company has identified the relevant risk characteristics of its customers and the related receivables and other receivables which include size, type of the services or the products the Company provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Company considers the historical credit losses experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the lifetime expected credit losses. Other key factors that influence the expected credit losses analysis include customer demographics, payment terms offered in the normal course of business to customers, and industry-specific factors that could impact the Company’s receivables. Additionally, external data and macroeconomic factors are also considered. This is assessed at each quarter based on the Company’s specific facts and circumstances.

The Company considers historical credit loss rates for each category of deposits and other receivables and also considers forward looking macroeconomic data in making its loss accrual determinations. The Company considers specific credit loss provisions on a case-by-case basis for particular aged receivable balances

Segment Reporting

(ah) Segment Reporting

The Company uses the management approach in determining its operating segments. The Company’s chief operating decision maker (“CODM”) identified as the Company’s Chief Executive Officer, relies upon the combined results of operations as a whole when making decisions about allocating resources and assessing the performance of the Company. As a result of the assessment made by CODM, the Company has only one reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting. The Company has concluded that combined net income is the measure of segment profitability. The CODM assesses performance for the Company, monitors budget versus actual results, and determines how to allocate resources based on combined net income as reported in the combined statements of operations. There are no other expense categories regularly provided to the CODM that are not already included in the primary financial statements herein. As the Company’s long-lived assets are substantially located in the PRC, no geographical segments are presented.

Statutory Reserves

(ai) Statutory Reserves

In accordance with the PRC Company Laws, the paid-in capitals of the PRC subsidiaries and VIEs are not allowed to be transferred to the Company by way of cash dividends, loans or advances, nor can they be distributed except for liquidation.

In addition, in accordance with the PRC Company Laws, the Company’s PRC subsidiaries and VIEs must make appropriations from their after-tax profits as determined under the generally accepted accounting principles in the PRC (“PRC GAAP”) to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the after-tax profits after offsetting any prior year losses as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the PRC companies. Appropriation to the discretionary surplus fund is made at the discretion of the PRC companies.

The statutory surplus fund and discretionary surplus fund are restricted for use. They may only be applied to offset losses or increase the registered capital of the respective companies. These reserves are not allowed to be transferred to the Company by way of cash dividends, loans or advances, nor can they be distributed except for liquidation.

No appropriation to the reserve fund was made by the Company’s PRC subsidiaries and VIEs, as these PRC Companies had accumulated losses as determined under PRC GAAP for the years ended December 31, 2023, 2024 and 2025.

Shareholders’ approval on the share consolidation

(aj) Shareholders’ approval on the share consolidation

On November 16, 2023, the Company obtained shareholders’ approval of the share consolidation of every 16 issued and outstanding shares of each class with par value of US$0.001 into one share of the same class (“share consolidation”) with a par value of US$0.016 each, which was effectuated immediately on November 16, 2023, and all of the a) issued and outstanding share options granted by the Company, b) warrants granted by the Company and c) any other form of convertible securities granted by the Company and the holders of share options, warrants and convertible securities were entitled to as originally set out in their relevant agreements with the Company, as adjusted to reflect the share consolidation.

On November 29, 2024, the Company obtained shareholders’ approval of the share consolidation of every 25 issued and outstanding shares of each class with par value of US$0.016 into one share of the same class (“share consolidation”) with a par value of US$0.4 each, which was to be determined by the Board within one year of the date of the Meeting. On April 4, 2025, the Board unanimously approved the shareholder ratified 1:25 reverse stock split, and all of the a) issued and outstanding share options granted by the Company, b) warrants granted by the Company and c) any other form of convertible securities granted by the Company and the holders of share options, warrants and convertible securities were entitled to as originally set out in their relevant agreements with the Company, as adjusted to reflect the share consolidation.

All share and per share data in the consolidated financial statements and notes thereto have been retroactively revised to reflect the share consolidation. Ordinary shares underlying outstanding share options, warrants and convertible securities and the respective exercise prices, if applicable, were proportionately adjusted.

Recent Accounting Pronouncements

(ak) Recent Accounting Pronouncements

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”) which requires detailed disclosures in the notes to financial statements disaggregating specific expense categories and certain other disclosures to provide enhanced transparency into the nature and function of expenses. The FASB further clarified the effective date in January 2025 with the issuance of ASU 2025-01, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). ASU 2024-03 is effective for annual periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027, with early adoption permitted. The requirements should be applied on a prospective basis while retrospective application is permitted. The Group has adopted this ASU on January 1, 2025.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”). The amendments in ASU 2025-05 provide entities with a practical expedient to simplify the estimation of expected credit losses on current accounts receivable and current contract assets that arise from transactions accounted for under ASC 606, Revenue from Contracts with Customers (“ASC 606”) by allowing the assumption that current conditions as of the balance sheet date will not change during the remaining life of the asset. ASU 2025-05 is effective for the Company for its annual reporting periods beginning July 1, 2026, and interim reporting periods within those annual reporting periods, with early adoption permitted. The Group is currently evaluating the impact ASU 2025-05 will have on its future consolidated financial statements.

In September 2025, the FASB issued ASU 2025-06, Intangibles -Goodwill and Other - Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software (“ASU 2025-06”). The amendments modernize the recognition and disclosure framework for internal-use software costs, removing the previous “development stage” model and introducing a more judgment-based approach. ASU 2025-06 is effective for annual reporting periods beginning after December 15, 2027 and for interim reporting periods beginning in that fiscal year. The Group is currently evaluating the impact ASU 2025-06 will have on its future consolidated financial statements.

In September 2025, the FASB issued ASU 2025-07, Derivatives and Hedging (“Topic 815”) and Revenue from Contracts with Customers (“Topic 606”): Derivatives Scope Refinements and Scope Clarification for Share-Based Noncash Consideration from a Customer in a Revenue Contract (“ASU 2025-07”). ASU 2025-07 expands an existing scope exception under Topic 815 to exclude non-exchange-traded contracts where the underlying is based on the operations or activities specific to one of the contract parties. ASU 2025-07 is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years, with early adoption permitted. The Group is currently evaluating the impact ASU 2025-07 will have on its future consolidated financial statements.

In November 2025, the FASB issued ASU 2025-08, Financial Instruments—Credit Losses (“Topic 326”): Purchased Loans (“ASU 2025-08”). The amendments expand the population of acquired loans subject to the gross-up approach, treating non-credit-deteriorated loans (excluding credit cards) as “seasoned” if purchased at least 90 days after origination or acquired in a business combination. ASU 2025-08 is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group is currently evaluating the impact ASU 2025-08 will have on its future consolidated financial statements.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities. This update establishes the accounting for a government grant received by a business entity, including guidance for (1) a grant related to an asset and (2) a grant related to income. The amendments in this Update are effective for annual reporting periods beginning after December 15, 2028, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group is currently evaluating the impact of adopting ASU 2025-10.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270) Improvements to Interim Disclosure Requirements (“ASU 2025-11”). The standard clarifies disclosure requirements for interim financial statements and is effective for interim periods beginning after December 15, 2026. Early adoption is permitted. The Group is currently evaluating the impact of adopting ASU 2025-11.

In December 2025, the FASB issued ASU 2025-12, Codification Improvements (“ASU 2025-12”). ASU 2025-12 addresses suggestions received from stakeholders regarding the Accounting Standards Codification and makes other incremental improvements to U.S. GAAP. The update represents changes to the Codification that clarify, correct errors in or make other improvements to a variety of topics that are intended to make it easier to understand and apply. ASU 2025-12 is effective for fiscal years beginning after December 15, 2026 and interim periods within those fiscal years. Entities are required to apply the amendments to ASC 260 retrospectively. All other amendments may be applied prospectively or retrospectively. Early adoption is permitted. The Group is currently evaluating the impact of adopting ASU 2025-12.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption.

The Group does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.